Summary of significant accounting policies - Guarantee liabilities and Financial guarantee derivative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Guarantee liabilities and Financial guarantee derivative
Guarantee liabilities	$ 2,510,170	¥ 17,475,303	$ 3,001,839	¥ 20,898,201	¥ 545,169,033	¥ 100,661,452
ZhongAn
Guarantee liabilities and Financial guarantee derivative
Period for compensation in case of default by borrowers	2 days
Xiaoying Housing Loan
Guarantee liabilities and Financial guarantee derivative
Guarantee liabilities	$ 18,672	¥ 129,996	$ 229,895	¥ 1,600,482	¥ 8,688,973	¥ 7,298,609